Segment Results - Corporate Divisions - Investment Bank (Detail) € in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2026 EUR (€) employee	Mar. 31, 2026 EUR (€)	Jun. 30, 2025 EUR (€) employee	Jun. 30, 2026 EUR (€) employee	Jun. 30, 2025 EUR (€) employee
Net revenues:
Total net revenues		€ 9,168		€ 8,339	€ 16,985	€ 16,471
Provision for credit losses		460	€ 519	423	979	894
Noninterest expenses:
Compensation and benefits		3,108		2,894	6,037	5,935
General and administrative expenses		2,233		2,065	4,415	4,245
Impairment of goodwill and other intangible assets		0		0	0	0
Restructuring activities		(1)		0	0	(5)
Total noninterest expenses		5,340		4,959	10,451	10,175
Noncontrolling interests		0		0	0	0
Profit (loss) before tax		3,368		2,957	5,555	5,402
Investment Bank
Net revenues:
Fixed Income & Currencies		2,614		2,247	5,466	5,142
Fixed Income & Currencies: Financing		905		904	1,872	1,809
Fixed Income & Currencies: Markets	[1]	1,708		1,343	3,594	3,333
Investment Banking & Capital Markets	[2]	559		410	1,036	864
Debt Origination		266		223	568	498
Equity Origination		121		49	187	101
Advisory		172		139	282	265
Research and Others	[3]	12		30	56	43
Total net revenues		3,185		2,687	6,558	6,049
Provision for credit losses		174		259	464	422
Noninterest expenses:
Compensation and benefits		781		721	1,509	1,473
General and administrative expenses		918		879	1,833	1,776
Impairment of goodwill and other intangible assets		0		0	0	0
Restructuring activities		0		0	0	0
Total noninterest expenses		1,699		1,600	3,342	3,250
Noncontrolling interests		1		2	2	6
Profit (loss) before tax		€ 1,311		€ 826	€ 2,751	€ 2,371
Total employees (full-time equivalent) | employee	[4]	20,233		20,004	20,233	20,004
Risk-weighted assets (RWA)	[4]	€ 147,000		€ 132,000	€ 147,000	€ 132,000
of which, operational risk RWA	[4]	€ 18,000		€ 15,000	€ 18,000	€ 15,000
Cost/ income ratio	[5]	53.30%		59.50%	51.00%	53.70%
Post tax return on average shareholders equity	[6]	12.90%		8.40%	14.00%	12.90%
Post tax return on average tangible shareholders equity	[6]	13.40%		8.70%	14.50%	13.30%

[1]	Starting from the fourth quarter of 2025, the additional sub-category “Fixed Income & Currencies: Ex Financing“ within Fixed Income & Currencies (FIC) was renamed to
“Fixed Income & Currencies: Markets“

[2]	Starting from the fourth quarter of 2025, Deutsche Bank renamed “Origination & Advisory” within the Investment Bank to “Investment Banking & Capital Markets”
[3]	Historically, certain bank funding charges that were allocated to the Investment Bank but not directly attributable to specific balance sheet positions were reported within “Research and Other”. Beginning the third quarter of 2025 these charges have been allocated to underlying businesses based on an agreed allocation key in order to support ongoing refinement of business level reporting. Prior year’s comparatives are aligned to presentation in the current year

[4]	As of quarter-end
[5]	Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
[6]	Based on profit (loss) attributable to Deutsche Bank shareholders after AT1 coupon; for further information, please refer to “Supplementary information: Non-GAAP financial measures” of this report